GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                            Annual Report Form N-30D
                               File No. 811-03972

The information required to be contained in this report for the period ending June 30, 2000 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed   via   EDGAR   and   accepted   on  August   17,   2000
Accession   No. 0000814680-00-000001

Fidelity Variable Insurance Products Fund
File No. 811-03329
Form N-30D
Filed   via   EDGAR   and   accepted   on  August   28,   2000
Accession   No. 0000356494-00-000013

Fidelity Variable Insurance Products Fund II
File No. 811-05511
Form N-30D
Filed   via   EDGAR   and   accepted   on  August   28,   2000
Accession   No. 0000356494-00-000014

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed   via   EDGAR   and   accepted   on  August   25,   2000
Accession   No. 0001012709-00-000241

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed   via   EDGAR   and   accepted   on  August   28,   2000
Accession   No. 0000356476-00-000003

Stein Roe Variable Investment Trust
File No. 811-05199
Form N-30D
Filed   via   EDGAR   and   accepted   on  August   22,   2000
Accession   No. 0000950146-00-000289

Alger American MidCap Growth Fund
File No.  811-05550
Form N-30D
Filed   via   EDGAR   and   accepted   on  August   30,   2000
Accession   No. 0000930413-00-001157

Pioneer Variable Contracts Trust
File No.  811-08786
Form N-30D
Filed   via   EDGAR   and   accepted   on  August   24,   2000
Accession   No. 0000930709-00-000026